Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets [Member]
Schedule Of Estimated Fair Values Of Financial Instruments

	Yen (millions)
	2011		2010
	Carrying amounts	Estimated fair values	Carrying amounts	Estimated fair values
Investments in securities:
Short-term investments	16,598	16,598	53,575	53,575
Investments and advances	180,232	180,232	200,326	200,326
Financial assets transferred to consolidated securitization entities:	186,742	196,543	—	—
Derivatives (Effective Portion in Other Current Assets):
Forward exchange contracts	1,508	1,508	2,624	2,624
Cross currency swap agreements	10,363	10,363	5,357	5,357
Interest rate swaps	—	—	3	3
Option contracts	28	28	1	1
Derivatives (Ineffective Portion in Other Current Assets):
Forward exchange contracts	563	563	407	407
Cross currency swap agreements	1,084	1,084	3,268	3,268
Interest rate swaps	—	—	—	—
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Assets):
Forward exchange contracts	111	111	27	27
Cross currency swap agreements	5,805	5,805	12,070	12,070
Interest rate swaps	1,092	1,092	999	999
Option contracts	66	66	—	—
Derivatives (Ineffective Portion in Other Assets):
Forward exchange contracts	—	—	22	22
Cross currency swap agreements	1,437	1,437	2,091	2,091
Interest rate swaps	—	—	11	11
Option contracts	—	—	—	—
Subordinated interests resulting from securitization:
Other current assets	255	255	4,114	4,114
Advances and other	33,811	33,811	111,303	111,303

Other Liabilities [Member]
Schedule Of Estimated Fair Values Of Financial Instruments

	Yen (millions)
	2011		2010
	Carrying Amounts	Estimated fair values	Carrying amounts	Estimated fair values
Long-term debt	(1,638,529)	(1,696,722)	(1,915,692)	(1,954,713)
Non-recourse borrowings of consolidated securitization entities:	(410,434)	(413,519)	—	—
Derivatives (Effective Portion in Other Current Liabilities):
Forward exchange contracts	(3,813)	(3,813)	(3,480)	(3,480)
Cross currency swap agreements	(268)	(268)	(488)	(488)
Interest rate swaps	(323)	(323)	(701)	(701)
Option contracts	(5)	(5)	(6)	(6)
Derivatives (Ineffective Portion in Other Current Liabilities):
Forward exchange contracts	(547)	(547)	(721)	(721)
Cross currency swap agreements	(8)	(8)	—	—
Interest rate swaps	(13)	(13)	(142)	(142)
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Liabilities):
Forward exchange contracts	(86)	(86)	(103)	(103)
Cross currency swap agreements	(305)	(305)	(228)	(228)
Interest rate swaps	(2,915)	(2,915)	(4,076)	(4,076)
Option contracts	—	—	—	—
Derivatives (Ineffective Portion in Other Liabilities):
Forward exchange contracts	—	—	—	—
Cross currency swap agreements	(2,625)	(2,625)	(5,148)	(5,148)
Interest rate swaps	(80)	(80)	(42)	(42)
Option contracts	—	—	—	—